Share based payment - Summary of Expense Recognized For Employee Services Received during the Year (Parenthetical) (Detail) $ in Millions	Mar. 31, 2026 USD ($)
Global Incentive Plan 2024
Share Based Payment Arrangements [Line Items]
Liabilities from cash settled employee share based payment obligation	$ 1,178